Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Final Overall Loan Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade(KBRA)
NQM3 - 791	XXXX	XXXX	XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	N/A	N/A		1	N/A	1	N/A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A	A	N/A	N/A	A
NQM3 - 792	XXXX	XXXX	XXXX	(Open) Disclosures Federal Late- The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, XXXX Service Provider List and Servicing Disclosure Statement. (Open) Initial TIL Date- The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date. (Open) HOC- Late- The Homeownership Counseling Disclosure provided in the loan file was not disclosed within 3 days of the application date	N/A	N/A		2	N/A	2	N/A	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B	B	N/A	N/A	B